Summary of Stock Option and Restricted Stock Activity (Parenthetical) (Detail)		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Service and market based awards	Dec. 31, 2011 Service and market based awards	Dec. 31, 2010 Service and market based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested	880,000		202,000	313,400	765,000
Stock incentive plan, vesting period		2 years
Stock options exercisable, vested			618,000